LEASES - Disclosure of other information related to lease terms and discount rates (Detail)	Dec. 31, 2025	Dec. 31, 2024
Lessee Operating Lease Other Information Related To Lease Term And Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	29 years 9 months 18 days	30 years 9 months 18 days
Operating leases, Weighted average discount rate	7.81%	7.39%